Details of treasury and other financial risks - Interest rate risk narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of treasury and other financial risks [Line Items]
Borrowings	€ 8,084	€ 7,639	€ 7,689
Cash and cash equivalents	2,794	2,401	1,869	€ 1,172
Long-term debt	6,934	7,113	7,035
Short-term debt	€ 1,151	€ 526	€ 654
Ratio of fixed-rate long-term debt to total outstanding debt	86.00%	93.00%
Average remaining term (in years)	5 years 4 months 24 days
Interest rate swaps | Fair value hedges | Interest rate risk
Details of treasury and other financial risks [Line Items]
Nominal amount of hedging instrument (in shares)	250	0
Interest rate swaps | Fair value hedges | Interest rate risk | Fixed interest rate
Details of treasury and other financial risks [Line Items]
Fixed rate received on hedging instrument	0.0325
Interest rate swaps | Fair value hedges | Interest rate risk | EURIBOR 6M
Details of treasury and other financial risks [Line Items]
Average rate of hedging instrument	1.04%